JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.0%
Woodward, Inc.	29	3,672

Airlines — 0.8%
Alaska Air Group, Inc. *	50	2,917

Automobiles — 0.8%
Thor Industries, Inc. (a)	35	2,744

Banks — 6.9%
Commerce Bancshares, Inc.	36	2,588
Cullen/Frost Bankers, Inc.	20	2,827
ServisFirst Bancshares, Inc.	32	3,007
Signature Bank	16	4,760
SVB Financial Group *	9	4,795
Western Alliance Bancorp	55	4,545
Wintrust Financial Corp.	28	2,576

		25,098

Building Products — 2.2%
Fortune Brands Home & Security, Inc.	53	3,958
Lennox International, Inc.	11	2,965
Simpson Manufacturing Co., Inc.	11	1,219

		8,142

Capital Markets — 8.5%
Cboe Global Markets, Inc.	25	2,840
Evercore, Inc., Class A	26	2,882
FactSet Research Systems, Inc.	10	4,411
Focus Financial Partners, Inc., Class A *	79	3,628
LPL Financial Holdings, Inc.	33	6,043
Moelis & Co., Class A	68	3,186
Morningstar, Inc.	15	3,981
StepStone Group, Inc., Class A	115	3,792

		30,763

Chemicals — 0.9%
Axalta Coating Systems Ltd. *	128	3,155

Commercial Services & Supplies — 6.2%
Driven Brands Holdings, Inc. *	116	3,045
IAA, Inc. *	80	3,045
MSA Safety, Inc.	28	3,691
Ritchie Bros Auctioneers, Inc. (Canada)	55	3,264
Stericycle, Inc. *	61	3,614
Waste Connections, Inc.	43	5,974

		22,633

Construction & Engineering — 1.8%
WillScot Mobile Mini Holdings Corp. *	168	6,555

Containers & Packaging — 2.2%
AptarGroup, Inc.	37	4,358
Crown Holdings, Inc.	30	3,767

		8,125

Distributors — 2.7%
LKQ Corp.	103	4,687
Pool Corp.	12	4,961

		9,648

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	29	3,806

Electrical Equipment — 1.3%
Generac Holdings, Inc. *	16	4,862

Electronic Equipment, Instruments & Components — 1.0%
Cognex Corp.	49	3,785

Equity Real Estate Investment Trusts (REITs) — 5.8%
American Campus Communities, Inc.	70	3,928
CubeSmart	57	2,954
EastGroup Properties, Inc.	18	3,696
Mid-America Apartment Communities, Inc.	16	3,394
National Retail Properties, Inc.	90	4,029
Outfront Media, Inc.	105	2,979

		20,980

Food & Staples Retailing — 3.7%
BJ’s Wholesale Club Holdings, Inc. *	77	5,198
Casey’s General Stores, Inc.	18	3,605
Performance Food Group Co. *	90	4,569

		13,372

Food Products — 1.0%
Lamb Weston Holdings, Inc.	62	3,743

Gas Utilities — 1.2%
Atmos Energy Corp.	36	4,275

Health Care Equipment & Supplies — 3.0%
ICU Medical, Inc. *	15	3,400
Ortho Clinical Diagnostics Holdings plc *	154	2,873
STERIS plc	19	4,646

		10,919

Health Care Providers & Services — 5.1%
Chemed Corp.	8	4,240
Encompass Health Corp.	66	4,665
HealthEquity, Inc. *	55	3,730
Molina Healthcare, Inc. *	18	5,861

		18,496

Health Care Technology — 1.1%
Certara, Inc. *	103	2,206
Definitive Healthcare Corp. * (a)	70	1,719

		3,925

Hotels, Restaurants & Leisure — 3.1%
Planet Fitness, Inc., Class A *	40	3,375
Vail Resorts, Inc.	17	4,410
Wendy’s Co. (The)	166	3,639

		11,424

Household Products — 0.9%
Reynolds Consumer Products, Inc.	114	3,334

Insurance — 2.6%
Kinsale Capital Group, Inc.	21	4,849
RLI Corp.	42	4,616

		9,465

IT Services — 3.5%
Broadridge Financial Solutions, Inc.	26	4,002
Jack Henry & Associates, Inc.	17	3,436

JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
WEX, Inc. *	29	5,104

		12,542

Leisure Products — 1.8%
Brunswick Corp.	51	4,154
Hayward Holdings, Inc. * (a)	151	2,513

		6,667

Life Sciences Tools & Services — 2.3%
Syneos Health, Inc. *	51	4,132
West Pharmaceutical Services, Inc.	10	4,144

		8,276

Machinery — 8.7%
Douglas Dynamics, Inc.	46	1,586
Hillman Solutions Corp. *	260	3,090
IDEX Corp.	21	4,061
Lincoln Electric Holdings, Inc.	44	6,084
Nordson Corp.	19	4,266
RBC Bearings, Inc. *	23	4,432
Snap-on, Inc.	14	2,814
Toro Co. (The)	58	4,996

		31,329

Pharmaceuticals — 1.3%
Catalent, Inc. *	44	4,897

Professional Services — 1.2%
TransUnion	44	4,510

Real Estate Management & Development — 0.7%
Cushman & Wakefield plc *	120	2,464

Road & Rail — 2.5%
Knight-Swift Transportation Holdings, Inc.	69	3,507
Landstar System, Inc.	21	3,221
Lyft, Inc., Class A *	60	2,300

		9,028

Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc. (Japan) *	64	1,823
CMC Materials, Inc.	20	3,796
Power Integrations, Inc.	40	3,715

		9,334

Software — 7.8%
Aspen Technology, Inc. *	6	1,063
Black Knight, Inc. *	69	4,016
Clearwater Analytics Holdings, Inc., Class A * (a)	116	2,432
Envestnet, Inc. *	40	2,952
Guidewire Software, Inc. *	34	3,245
nCino, Inc. * (a)	45	1,845
PTC, Inc. *	8	863
Q2 Holdings, Inc. *	51	3,131
SS&C Technologies Holdings, Inc.	68	5,074
Tyler Technologies, Inc. *	8	3,653

		28,274

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	24	2,235

TOTAL COMMON STOCKS (Cost $291,233)		355,394

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $8,182)	8,180	8,182

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)(Cost $5,583)	5,583	5,583

TOTAL SHORT-TERM INVESTMENTS (Cost $13,765)		13,765

Total Investments — 101.6% (Cost $304,998)		369,159
Liabilities in Excess of Other Assets — (1.6)%		(5,797)

Net Assets — 100.0%		363,362

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $5,220.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan SMID Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$369,159	$—	$—	$369,159

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions

JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$5,812	$69,694	$67,322	$(2)	$—	(c)	$8,182	8,180	$5	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	—	20,737	15,154	—	—		5,583	5,583	1	—

Total	$5,812	$90,431	$82,476	$(2)	$—	(c)	$13,765		$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.